Condensed Consolidated Statements of Operations and Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Revenues
Operating expenses:
Research and development expenses	5,035	4,110	10,211	8,792
General and administrative expenses	1,614	1,761	3,221	3,483
Total operating expenses	6,649	5,871	13,432	12,275
Operating loss	(6,649)	(5,871)	(13,432)	(12,275)
Other expenses, net	(143)	(4,042)	(578)	(5,863)
Net loss	$ (6,792)	$ (9,913)	$ (14,010)	$ (18,138)
Basic loss per share (in Dollars per share)	$ (0.37)	$ (0.54)	$ (0.76)	$ (0.99)
Weighted average number of shares outstanding (in Shares)	18,584,801	18,375,206	18,550,702	18,372,521